PIMCO Inflation Protected Bond Portfolio Investment Objectives and Goals - PIMCO Inflation Protected Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO Inflation Protected Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum real return, consistent with preservation of capital and prudent investment management.